CASH AND BORROWINGS	12 Months Ended
Dec. 31, 2019
CASH AND BORROWINGS
CASH AND BORROWINGS

15 Cash and borrowings

15.1 Net debt

Net debt comprises borrowings and credit balances on currency swaps less cash at bank.

	2019	2018
	$ million	$ million
Bank overdrafts, borrowings and loans due within one year	26	164
Long-term bank borrowings	851	304
Private placement notes	1,000	997
Borrowings	1,877	1,465
Cash at bank	(277)	(365)
Credit balance on derivatives – currency swaps	–	1
Credit balance on derivatives – interest rate swaps	–	3
Net debt	1,600	1,104
Non-current lease liabilities	124
Current lease liabilities	46
Net debt including lease liabilities	1,770

Borrowings are repayable as follows:

	Within	Between	Between	Between	Between
	one year or	one and	two and	three and	four and	After
	on demand	two years	three years	four years	five years	five years	Total
	$ million	$ million	$ million	$ million	$ million	$ million	$ million
At 31 December 2019:
Bank loans	6	553	–	298	–	–	857
Bank overdrafts	20	–	–	–	–	–	20
Private placement notes	–	265	125	105	430	75	1,000
Lease liabilities[1]	46	39	30	20	14	37	186
	72	857	155	423	444	112	2,063
At 31 December 2018:
Bank loans	7	–	–	304	–	–	311
Bank overdrafts	32	–	–	–	–	–	32
Private placement notes	125	–	262	125	105	505	1,122
	164	–	262	429	105	505	1,465

1	The lease liabilities presented above are on an undiscounted basis and include the effect of discounting of $16m.

15.2 Liquidity risk exposures

The Board has established a set of policies to manage funding and currency risks. The Group uses derivative financial instruments only to manage the financial risks associated with underlying business activities and their financing. Liquidity risk is the risk that the Group is not able to settle or meet its obligations on time or at a reasonable price. The Group’s policy is to ensure that there is sufficient funding and facilities in place to meet foreseeable borrowing requirements. The Group manages and monitors liquidity risk through regular reporting of current cash and borrowing balances and periodic preparation and review of short and medium-term cash forecasts, having regard to the maturities of investments and borrowing facilities. The Group has available committed facilities of $2.9bn (2018: $2.4bn). The interest payable on borrowings under committed facilities is either at fixed or floating rates. Floating rates are typically based on the LIBOR (or other reference rate) relevant to the term and currency concerned. The Company is subject to restrictive covenants under its principal facility agreements. The financial covenants are tested at the end of each half year for the 12 months ending on the last day of the testing period. As of 31 December 2019, the Company was in compliance with these covenants. The facilities are also subject to customary events of default, none of which are currently anticipated to occur.

The Group’s committed facilities are:

Facility	Date due
$75 million 3.23% Senior Notes	January 2021
€223 million bilateral, term loan facility	May 2021
€269 million bilateral, term loan facility	May 2021
$190 million 2.97% Senior Notes	November 2021
$75 million 3.46% Senior Notes	January 2022
$50 million 3.15% Senior Notes	November 2022
€265 million bilateral, term loan facility	April 2023
$105 million 3.26% Senior Notes	November 2023
$100 million 3.89% Senior Notes	January 2024
$1.0 billion syndicated revolving credit facility	June 2024
$305 million 3.36% Senior Notes	November 2024
$25 million Floating Rate Senior Notes	November 2024
$75 million 3.99% Senior Notes	January 2026
$140 million 2.83% Senior Notes	June 2027
$60 million 2.90% Senior Notes	June 2028
$100 million 2.97% Senior Notes	June 2029
$95 million 2.99% Senior Notes	June 2030
$155 million 3.09% Senior Notes	June 2032

15 Cash and borrowings continued

15.3 Year end financial liabilities by contractual maturity

The table below analyses the Group’s year end financial liabilities by contractual maturity date, including contractual interest payments and excluding the impact of netting arrangements:

	Within one	Between	Between
	year or on	one and	two and	After
	demand	two years	five years	five years	Total
	$ million	$ million	$ million	$ million	$ million
At 31 December 2019
Non-derivative financial liabilities:
Bank overdrafts and loans	26	553	298	–	877
Trade and other payables	941	1	1	1	944
Private placement notes	33	297	721	79	1,130
Acquisition consideration	83	63	32	10	188
Derivative financial liabilities:
Currency swaps/forward foreign exchange contracts – outflow	2,331	–	–	–	2,331
Currency swaps/forward foreign exchange contracts – inflow	(2,331)	–	–	–	(2,331)
	1,083	914	1,052	90	3,139
At 31 December 2018
Non-derivative financial liabilities:
Bank overdrafts and loans	39	–	304	–	343
Trade and other payables	854	1	1	2	858
Private placement notes	164	35	571	522	1,292
Acquisition consideration	78	21	25	3	127
Derivative financial liabilities:
Currency swaps/forward foreign exchange contracts – outflow	2,394	–	–	–	2,394
Currency swaps/forward foreign exchange contracts – inflow	(2,393)	–	–	–	(2,393)
	1,136	57	901	527	2,621

The amounts in the tables above are undiscounted cash flows, which differ from the amounts included in the balance sheet where the underlying cash flows have been discounted.

15.4 Liquidity and capital resources

The Group’s policy is to ensure that it has sufficient funding and facilities to meet foreseeable borrowing requirements.

At 31 December 2019, the Group held $257m (2018: $333m, 2017: $155m) in cash net of bank overdrafts. The Group had committed facilities available of $2,851m at 31 December 2019 of which $1,851m was drawn. In December 2019, Smith+Nephew signed a new Senior Notes agreement totalling $550m, which will be drawn down in June 2020. These notes are included in the table in Note 15.2. Smith+Nephew intends to repay the amounts due within one year using available cash and drawing down on longer term facilities.

The principal variations in the Group’s borrowing requirements result from the timing of dividend payments, acquisitions and disposals of businesses, timing of capital expenditure and working capital fluctuations. Smith+Nephew believes that its capital expenditure needs and its working capital funding for 2020, as well as its other known or expected commitments or liabilities, can be met from its existing resources and facilities. The Group’s net debt increased from $1,104m at the beginning of 2019 to $1,770m at the end of 2019, representing an overall increase of $666m of which $170m relates to IFRS 16 lease liabilities (see Note 15.1).

The Group’s planned future contributions are considered adequate to cover the current underfunded position in the Group’s defined benefit plans.